Shareholders’ Equity - Authorized And Issued Share Capital (Details) - $ / shares								1 Months Ended	12 Months Ended
	Dec. 10, 2025	Aug. 07, 2025	Jul. 07, 2025	Oct. 24, 2023	Aug. 16, 2023	Feb. 24, 2023	Jan. 31, 2023	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Ordinary shares, par value (in dollars per share)									$ 0.10	$ 0.10
Authorized share capital
Authorized shares: Balance at the start of the year (in shares)									315,000,000	315,000,000
Increase in authorized share capital (in shares)								50,000,000		0
Authorized shares: Balance at the end of the year (in shares)									365,000,000	315,000,000	315,000,000
Ordinary shares, par value (in dollars per share)									$ 0.10	$ 0.10
Shares Issued
Issued : Balance at the start of the year (in shares)									264,080,391	264,080,391
Issue of common shares (in shares)	21,000,000	20,000,000	30,000,000	7,522,838	1,000,000	10,000,000	15,000,000		71,000,000	0	34,816,793
Shares cancelled (in shares)									(19,680,391)	0
Issued : Balance at the end of the year (in shares)									315,400,000	264,080,391	264,080,391